Schedule of Earnings (loss) per common share (Details)	12 Months Ended
Feb. 29, 2016 CAD
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 1	CAD (1,303,284)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 2	335,582
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 3	1,163,295
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 4	0
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 5	(196,428)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 6	39,304
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 7	(1,303,284)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 8	139,154
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 9	CAD 1,202,599
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 10	(0.45)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 11	0.11
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 12	0.40
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 13	(0.45)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 14	0.04
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 15	0.37